Annual Fund Operating Expenses - Treasury Money Market Trust - None or same as Fund Name	Oct. 01, 2020
Operating Expenses:
Management Fee	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.34%	[1]

[1]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.35% of the Fund through at least September 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.